LEASES (Tables)	6 Months Ended
Jun. 30, 2020
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Period ended June 30, 2020	Year ended June 30, 2019
Operating lease cost	$1,904	1,613
Short-term lease cost	735	411
Total lease cost	$2,639	2,024

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$1,906	2,024

Right-of-use assets obtained in exchange for new operating lease liabilities	$1,736	426

Weighted-average remaining lease term - operating leases	4.7 years	5.2 years

Weighted-average discount rate - operating leases	4.9%	4.8%

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2020	December 31, 2019
Operating lease ROU assets	$10,442	10,367

Other current liabilities	$2,838	2,725
Operating lease liabilities	7,512	7,562
Total operating lease liabilities	$10,350	10,287

Schedule of Future Minimum Lease Payment
Maturities of operating lease liabilities as of June 30, 2020 were as follows:

Year ending December 31,
2020 (excluding the six months ended June 30, 2020)	$1,729
2021	2,607
2022	1,858
2023	1,637
2024	1,347
Thereafter	2,122
Total future minimum lease payments	11,300
Less: imputed interest	950
Total	$10,350